Income Tax Expenses / (Benefit) (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Expenses / (Benefit) [Abstract]
Schedule of Income Tax Expense Benefit
	2023	2022 (As revised2)	2021 (As revised2)
	USD	USD	USD
Current Tax Expense
Current year	115,833	107,355	13,829
Changes in estimates related to prior years	30,607	-	-
Deferred tax expense/(credit)
Origination and reversal of temporary difference	77,862	34,795	(28,537)
Income tax expenses/(benefit)	224,302	142,150	(14,708)

Schedule of Profit Before Income Tax Differs from the Theoretical Amount	The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the Singapore’s standard rate of income tax as follows:
	2023	2022 (As revised2)	2021 (As revised2)
	USD	USD	USD
Reconciliation between tax expenses and accounting profit at applicable tax rate
Profit before tax	1,088,339	903,490	348,152
Tax at the domestic rates applicable to profits in the countries where the Group operates	185,018	153,593	59,185
Difference from the effect of tax rates in a foreign jurisdiction	10,583	(292)	12,058
Non-deductible expenses	11,084	1,483	(72,982)
Other Non-taxable Income	(12,990)	(12,634)	(12,969)
Changes in estimates related to prior years	30,607	-	-
Income tax expenses (benefit)	224,302	142,150	(14,708)

Schedule of Deferred Tax Assets and Liabilities
	2023	2022 (As revised)
	USD	USD
Deferred tax assets
Tax losses carried forward	11,734	77,063
Lease liability	14,335	37,293
Deferred tax liabilities
Right-of-use assets	13,334	35,811
Depreciation	11,997	-

Net deferred tax assets	738	78,545

Schedule of Movement in Deferred Tax Balances	Movement in deferred tax liabilities:
	Accelerated tax depreciation	Right-of-use assets	Total
	USD	USD	USD
Balance at January 1, 2022 (As revised2)	-	(20,972)	(20,972)
Recognized in profit or loss	-	(14,358)	(14,358)
Effect of movement in exchange rates	-	(481)	(481)
Balance at December 31, 2022 and January 1, 2023 (As revised2)	-	(35,811)	(35,811)
Recognized in profit or loss	(11,793)	22,789	10,996
Effect of movement in exchange rates	(204)	(312)	(516)
Balance at December 31, 2023	(11,997)	(13,334)	(25,331)
Movement in deferred tax assets:
	Accelerated tax depreciation	Tax losses carried forward	Lease liability	Total
	USD	USD	USD	USD
Balance at January 1, 2022 (As revised2)	5,261	107,460	21,917	134,638
Recognized in profit or loss	(5,156)	(30,158)	14,877	(20,437)
Effect of movement in exchange rates	(105)	(239)	499	155
Balance at December 31, 2022 and January 1, 2023 (As revised2)	-	77,063	37,293	114,356
Recognized in profit or loss	-	(65,567)	(23,291)	(88,858)
Effect of movement in exchange rates	-	238	333	571
Balance at December 31, 2023	-	11,734	14,335	26,069